DoubleLine Infrastructure Income Fund	(Unaudited)
Schedule of Investments	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 37.1%
	Blackbird Capital Aircraft
3,451,076	Series 2016-1A-B	5.68%	(a)(b)	12/16/2041	3,424,379
	Blue Stream Communications LLC
2,000,000	Series 2023-1A-C	8.90%	(a)	05/20/2053	1,868,695
	Cologix Data Centers US Issuer LLC
2,250,000	Series 2021-1A-B	3.79%	(a)	12/26/2051	2,061,340
	Compass Datacenters LLC
5,000,000	Series 2024-1A-A2	5.75%	(a)	02/25/2049	4,990,963
	CyrusOne Data Centers Issuer I LLC
2,000,000	Series 2023-1A-A2	4.30%	(a)	04/20/2048	1,886,290
1,383,331	Series 2023-1A-B	5.45%	(a)	04/20/2048	1,298,456
	Cyrusone Holdco LLC
1,500,000	Series 2024-3A-A2	4.65%	(a)	05/20/2049	1,361,401
	DataBank Issuer
6,900,000	Series 2021-1A-A2	2.06%	(a)	02/27/2051	6,408,818
2,100,000	Series 2021-1A-C	4.43%	(a)	02/27/2051	1,916,874
6,000,000	Series 2021-2A-A2	2.40%	(a)	10/25/2051	5,447,596
	Diamond Infrastructure Funding LLC
2,250,000	Series 2021-1A-B	2.36%	(a)	04/15/2049	2,034,356
	Falcon Aerospace Ltd.
1,661,246	Series 2017-1-A	4.58%	(a)	02/15/2042	1,625,978
	Falko Regional Aircraft Ltd.
3,417,834	Series 2021-1A-A	5.75%		04/15/2041	3,174,501
	GAIA Aviation Ltd.
2,526,506	Series 2019-1-A	3.97%	(a)(b)	12/15/2044	2,343,383
	Goodgreen Trust
3,224,524	Series 2020-1A-A	2.63%	(a)	04/15/2055	2,688,379
	GoodLeap Sustainable Home Solutions Trust
3,242,003	Series 2021-3CS-B	2.41%	(a)	05/20/2048	2,317,208
	Helios Issuer LLC
2,424,111	Series 2018-1A-A	4.87%	(a)	07/20/2048	2,100,954
7,099,854	Series 2020-2A-A	2.73%	(a)	11/01/2055	5,775,854
2,387,056	Series 2021-B-B	2.01%	(a)	07/20/2048	1,971,590
	HERO Funding Trust
11,708	Series 2015-2A-A	3.99%	(a)	09/20/2040	10,824
340,034	Series 2016-3A-A2	3.91%	(a)	09/20/2042	312,342
833,041	Series 2016-4A-A2	4.29%	(a)	09/20/2047	770,872
	Horizon Aircraft Finance Ltd.
3,265,152	Series 2019-1-A	3.72%	(a)	07/15/2039	3,009,719
	ITE Rail Fund LP
3,411,757	Series 2021-1A-A	2.25%	(a)	02/28/2051	3,052,031
2,200,386	Series 2021-3A-A	2.21%	(a)	06/28/2051	1,997,657
	JOL Air Ltd.
3,108,859	Series 2019-1-A	3.97%	(a)	04/15/2044	2,918,482
	Kestrel Aircraft Funding USA LLC
1,115,231	Series 2018-1A-A	4.25%	(a)	12/15/2038	1,051,674
	Loanpal Solar Loan Ltd.
4,888,319	Series 2020-3GS-A	2.47%	(a)	12/20/2047	3,918,503
	Mosaic Solar Loans LLC
1,427,058	Series 2018-1A-A	4.01%	(a)	06/22/2043	1,315,520
1,957,970	Series 2019-2A-B	3.28%	(a)	09/20/2040	1,731,980
2,040,018	Series 2020-1A-A	2.10%	(a)	04/20/2046	1,764,477
2,787,891	Series 2020-2A-B	2.21%	(a)	08/20/2046	2,296,882
3,003,313	Series 2021-3A-B	1.92%	(a)	06/20/2052	2,243,124
2,032,103	Series 2022-1A-B	3.16%	(a)	01/20/2053	1,636,222
	NP Railcar Holdings LLC
54,731	Series 2016-1A-A1	4.16%	(a)	04/20/2046	53,703
1,170,886	Series 2017-1A-A1	3.37%	(a)	10/21/2047	1,121,826

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
3,978,883	Series 2021-1A-A1	2.23%	(a)	03/19/2051	3,655,640
	Purewest Funding LLC
2,111,692	Series 2021-1-A1	4.09%	(a)	12/22/2036	2,046,704
	Retained Vantage Data Centers Issuer LLC
6,250,000	Series 2023-1A-B	5.75%	(a)	09/15/2048	5,949,894
	Shenton Aircraft Investment Ltd.
99,517	Series 2015-1A-A	4.75%	(a)	10/15/2042	93,829
	Signal Rail
4,462,661	Series 2021-1-A	2.23%	(a)	08/17/2051	3,932,876
	Start/Bermuda
858,910	Series 2018-1-A	4.09%	(a)	05/15/2043	816,724
	Sunnova Energy International, Inc.
2,030,242	Series 2020-AA-A	2.98%	(a)	06/20/2047	1,795,903
3,865,451	Series 2021-A-A	1.80%	(a)	02/20/2048	3,093,620
	Sunrun, Inc.
5,221,084	Series 2021-2A-A	2.27%	(a)	01/30/2057	4,278,714
	Switch ABS Issuer LLC
4,000,000	Series 2024-1A-B	6.50%	(a)	03/25/2054	3,841,068
5,000,000	Series 2024-2A-C	10.03%	(a)	06/25/2054	5,028,310
	Thunderbolt Aircraft Lease
259,680	Series 2017-A-A	6.21%	(a)(b)	05/17/2032	258,507
802,772	Series 2017-A-B	7.75%	(a)(b)	05/17/2032	787,635
1,205,461	Series 2018-A-A	4.15%	(a)(b)	09/15/2038	1,087,050
2,678,571	Series 2018-A-B	5.07%	(a)(b)	09/15/2038	1,903,760
	Trinity Industries Leasing Co.
2,641,526	Series 2010-1A-A	5.19%	(a)	10/16/2040	2,600,951
	United Airlines, Inc.
1,034,931	Series 2016-1B	3.65%		01/07/2026	996,121
	Vault DI Issuer LLC
5,000,000	Series 2021-1A-A2	2.80%	(a)	07/15/2046	4,459,581
	Vivant Solar Financing V Parent LLC
4,321,464	Series 2018-1A-A	4.73%	(a)	04/30/2048	3,985,284
	WAVE USA
1,778,718	Series 2017-1A-A	3.84%	(a)	11/15/2042	1,608,568
	Total Asset Backed Obligations (Cost $150,400,713)				136,123,592
FOREIGN CORPORATE BONDS - 10.3%
3,650,000	Adani Ports & Special Economic Zone Ltd.	4.00%	(a)	07/30/2027	3,381,552
5,500,000	APA Infrastructure Ltd.	4.25%	(a)	07/15/2027	5,358,025
2,000,000	Emirates Semb Corp. Water & Power Co. PJSC	4.45%	(a)	08/01/2035	1,864,465
1,991,630	Energia Eolica SA	6.00%	(c)	08/30/2034	1,961,755
2,476,873	Fermaca Enterprises S de RL de CV	6.38%	(a)	03/30/2038	2,436,290
1,349,418	Fermaca Enterprises S de RL de CV	6.38%		03/30/2038	1,327,308
282,802	Interoceanica IV Finance Ltd. Series 2007	0.00%	(a)	11/30/2025	269,722
650,441	Interoceanica IV Finance Ltd. Series 2007	0.00%		11/30/2025	620,358
4,216,000	Sydney Airport Finance Co. Pty Ltd.	3.38%	(a)	04/30/2025	4,138,445
2,440,000	Sydney Airport Finance Co. Pty Ltd.	3.63%	(a)	04/28/2026	2,362,685
8,299,000	TransCanada PipeLines Ltd.	4.63%		03/01/2034	7,782,225
500,000	Transelec SA	4.25%	(a)	01/14/2025	495,693
6,000,000	Transelec SA	3.88%	(a)	01/12/2029	5,699,177
	Total Foreign Corporate Bonds (Cost $38,748,208)				37,697,700
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.8%
3,640,000	Israel Electric Corp. Ltd.	5.00%	(a)	11/12/2024	3,615,986
2,789,562	Lima Metro Line 2 Finance Ltd.	5.88%	(a)	07/05/2034	2,749,259
150,207	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	148,037
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $6,707,997)				6,513,282

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
US CORPORATE BONDS - 40.4%
4,000,000	Ameren Illinois Co.	3.85%		09/01/2032	3,635,938
1,500,000	Ameren Illinois Co.	4.95%		06/01/2033	1,465,847
11,015,000	AT&T, Inc.	4.30%		12/15/2042	9,161,190
3,500,000	Cheniere Energy, Inc.	5.65%	(a)	04/15/2034	3,504,953
8,000,000	Crown Castle, Inc.	5.10%		05/01/2033	7,720,667
10,250,000	Dominion Energy, Inc.	3.38%		04/01/2030	9,261,702
5,000,000	Duke Energy Florida LLC	5.88%		11/15/2033	5,202,562
6,655,000	Duquesne Light Holdings, Inc.	3.62%	(a)	08/01/2027	6,260,406
8,000,000	Energy Transfer LP	5.75%		02/15/2033	8,087,392
8,500,000	Eversource Energy	5.13%		05/15/2033	8,164,145
7,688,000	Exelon Corp.	4.05%		04/15/2030	7,218,695
5,750,000	Flex Intermediate Holdco LLC	4.32%	(a)	12/30/2039	4,185,142
2,000,000	Foundry JV Holdco LLC	6.15%	(a)	01/25/2032	2,040,536
2,000,000	Foundry JV Holdco LLC	5.88%	(a)	01/25/2034	1,985,050
6,000,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6.38%	(a)	07/01/2034	5,879,456
7,500,000	ITC Holdings Corp.	5.40%	(a)	06/01/2033	7,404,372
8,000,000	MPLX LP	5.00%		03/01/2033	7,647,191
9,900,000	NiSource, Inc.	3.60%		05/01/2030	9,089,121
8,500,000	Ohio Power Co.	5.00%		06/01/2033	8,191,947
3,500,000	ONEOK, Inc.	6.63%		09/01/2053	3,737,895
5,000,000	Pluto 2 (GIP Sharon Finco)	6.64%	(c)	09/30/2046	5,000,000
5,000,000	Sempra	5.50%		08/01/2033	4,994,762
10,000,000	Southern Co.	3.70%		04/30/2030	9,223,478
4,500,000	T-Mobile USA, Inc.	5.50%		01/15/2055	4,342,535
5,000,000	Venture Global Calcasieu Pass LLC	6.25%	(a)	01/15/2030	5,077,605
	Total US Corporate Bonds (Cost $154,717,842)				148,482,587
US GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
17,750,000	United States Treasury Note/Bond	0.63%		08/15/2030	14,229,121
26,500,000	United States Treasury Note/Bond	1.25%		05/15/2050	13,139,237
	Total US Government and Agency Obligations (Cost $27,033,745)				27,368,358
SHORT TERM INVESTMENTS - 5.5%
6,733,892	First American Government Obligations Fund - U	5.26%	(d)		6,733,892
6,733,892	JPMorgan US Government Money Market Fund - IM	5.26%	(d)		6,733,892
6,733,892	MSILF Government Portfolio - Institutional	5.23%	(d)		6,733,892
	Total Short Term Investments (Cost $20,201,675)				20,201,676
	Total Investments - 102.6% (Cost $397,810,180)				376,387,195
	Other Liabilities in Excess of Assets - (2.6)%				(9,550,383)
	NET ASSETS - 100.0%				$366,836,812

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Corporate Bonds	40.4%
Asset Backed Obligations	37.1%
Foreign Corporate Bonds	10.3%
US Government and Agency Obligations	7.5%
Short Term Investments	5.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.8%
Other Assets and Liabilities	(2.6)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Asset Backed Obligations	37.1%
Utilities	21.7%
Energy	17.6%
US Government and Agency Obligations	7.5%
Telecommunications	5.8%
Short Term Investments	5.5%
Transportation	4.7%
Finance	1.6%
Technology	1.1%
Other Assets and Liabilities	(2.6)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c)	Value determined using significant unobservable inputs.
(d)	Seven-day yield as of period end.

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Infrastructure Income Fund
Investments in Securities
Level 1
Short Term Investments	$20,201,676
Total Level 1	20,201,676
Level 2
US Corporate Bonds	143,482,587
Asset Backed Obligations	136,123,592
Foreign Corporate Bonds	35,735,945
US Government and Agency Obligations	27,368,358
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6,513,282
Total Level 2	349,223,764
Level 3
US Corporate Bonds	5,000,000
Foreign Corporate Bonds	1,961,755
Total Level 3	6,961,755
Total	$376,387,195

See the Schedule of Investments for further disaggregation of investment categories.